Consolidated Balance Sheets - CAD ($)	Dec. 31, 2019	Dec. 31, 2018
Current assets
Cash and cash equivalents	$ 2,858,245	$ 339,532
Short-term investments (Note 3)	3,781,512	3,900,000
Accounts receivable (Note 4)	1,384,315	61,279
Note receivable (Note 5)	324,700	0
Prepaid expenses	97,132	65,159
Total current assets	8,445,904	4,365,970
Long term assets
Deposits (Note 6)	535,554	560,341
Property and equipment (Note 7)	677,647	683,157
Right of use assets (Note 8)	3,063,769	0
Intellectual property (Note 8)	17,970,067	19,654,800
Total assets	30,692,941	25,264,268
Current liabilities
Accounts payable and accrued liabilities (Note 10)	448,928	499,535
Contract obligations (Note 11)	131,386	0
Current portion of capital lease obligation (Note 13)	736,408	42,603
Total current liabilities	1,316,722	542,138
Long-term liabilities
Long-term lease obligation (Note 13)	2,669,736	42,515
Asset retirement obligation (Note 12)	21,481	26,778
Other liabilities and deferred charges	0	441,368
Total long term liabilities	2,691,217	510,661
Total liabilities	4,007,939	1,052,799
Commitments and contingencies (Note 14)
Shareholders' equity:
Common shares (Note 15): - authorized unlimited, issued: 64,406,891 (2018 - 68,573,558) common shares	95,313,064	96,656,248
Contributed capital	9,306,493	9,262,684
Deficit	(78,645,489)	(82,418,397)
Accumulated other comprehensive income	710,934	710,934
Total shareholders' equity	26,685,002	24,211,469
Total liabilities and shareholders' equity	$ 30,692,941	$ 25,264,268